Income Taxes	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Income Taxes

Note 14 — Income Taxes

The Company recorded an income tax benefit of $5 and $16 for the three months ended March 31, 2025 and 2024, respectively, and an income tax benefit of $7 and $1,296 for the six months ended March 31, 2025 and 2024, respectively. The Company calculated the provision (benefit) for income taxes for the three months and six months ended March 31, 2025 and 2024 using the discrete year-to-date method. For the three months and six months ended March 31, 2025, and for the three months ended March 31, 2024, the Company’s income tax benefit differs from an amount calculated based on statutory tax rates principally due to the Company recording a valuation allowance against the net operating losses it generated during the period. The Company establishes a valuation allowance when necessary to reduce the carrying amount of its deferred tax assets when it is more likely than not that the deferred tax assets will not be realized. In evaluating the Company’s ability to realize deferred tax assets, the Company considers all available positive and negative evidence, including historical operating results, potential limitations on the Company’s ability to carry forward net operating losses, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. Based on these factors, the Company has established a valuation allowance to reduce its net deferred tax assets to the amount that is more likely than not to be realized.

In connection with the December 2023 acquisition of EMI Solutions, during the six months ended March 31, 2024 the Company recognized additional deferred tax liabilities totaling $1,084 associated with acquired intangible assets. Based on the availability of these tax attributes, the Company determined that it expects to realize a greater portion of its existing deferred tax assets and for the six months ended March 31, 2024 the Company recognized an income tax benefit of $1,280 for the resulting reduction of the valuation allowance on its deferred tax assets.

Note 15 - Income Taxes

Substantially all of the Company’s pretax loss was generated in the United States. The provision (benefit) for income taxes consists of the following:

	Year ended September 30,
	2024	2023

Current
Federal	$-	$-
State	3	1
Total current	3	1

Deferred
Federal	(2,198)	66
State	(234)	-
Total deferred	(2,432)	66
Provision (benefit) for income taxes	$(2,429)	$67

The provision for income taxes differs from the amount computed by applying the U.S. federal statutory rate of 21% to the Company’s loss before income taxes as follows:

	Year ended September 30,
	2024	2023

Income tax benefit computed at the U.S. federal statutory rate	$(4,717)	$(8,306)
State and local income tax benefits, net of federal benefit	(731)	(1,498)
Change in valuation allowance	4,865	7,936
Non-deductible transaction costs	1,181	635
Fair value of warrants issued to lenders	154	470
Research and development credits	-	58
State tax rate change	(14)	(22)
Change in fair value of earnout liability	(6,695)	-
Stock-based compensation	1,107	576
Non-deductible executive compensation	1,916	-
Other	505	218
Provision (benefit) for income taxes	$(2,429)	$67

Deferred tax liabilities, net consist of the following:

	September 30,
	2024	2023

Deferred tax assets:
Net operating losses	$14,312	$8,268
Section 174 capitalized costs	2,843	2,832
Stock-based compensation	4,190	3,632
Lease liabilities	340	376
Accrued liabilities	190	581
Other	919	137
Total gross deferred tax assets	22,794	15,826
Valuation allowance	(19,152)	(14,287)
Net deferred tax assets	3,642	1,539

Deferred tax liabilities:
Intangible asset amortization	(3,566)	(1,245)
Fixed asset depreciation	(156)	(137)
Operating lease ROU assets	(240)	(243)
Total gross deferred tax liabilities	(3,962)	(1,625)
Deferred tax liabilities, net	$(320)	$(86)

In connection with the acquisitions of EMI Solutions and RaGE Systems, the Company recognized additional deferred tax liabilities totaling $2,666 associated with acquired intangible assets. Based on the availability of these tax attributes, the Company determined that it expects to realize a greater portion of its existing deferred tax assets and for the year ended September 30, 2024 the Company recognized a deferred income tax benefit of $2,432, principally resulting from reductions of the valuation allowance on its deferred tax assets.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

During the years ended September 30, 2024 and 2023, the Company increased the valuation allowance against its deferred tax assets by $7,297 and $7,936, respectively, which primarily related to increases in net deferred tax assets from current year activity that the Company expects will not be realized in the future. During the year ended September 30, 2024, the Company also reduced the valuation allowance and recognized a deferred tax benefit of $2,432 as a result of the deferred tax liabilities it recognized in connection with the acquisitions of EMI Solutions and RaGE Systems. As of September 30, 2024, the Company has accumulated federal and state net operating losses (“NOLs”) of $55,542 and $41,547, respectively. The federal NOLs may be carried forward indefinitely and the state NOLs begin to expire in 2031.

The Company’s ability to carry forward its NOLs and research credits may be subject to significant limitations under Section 382 of the Internal Revenue Code of 1986, as amended (“Section 382”). The federal net operating losses have an indefinite carryforward period but are available to offset only 80% of future taxable income. The Company’s ability to use its federal NOL carryforwards may be further limited if it experiences an “ownership change” as defined in Section 382.

The Company has unrecognized tax benefits of $2,080 as of September 30, 2024 and 2023. There were no changes in the Company’s unrecognized tax benefits during the fiscal years ended September 30, 2024 and 2023. The Company records interest and penalties related to unrecognized tax benefits in the provision (benefit) for income taxes in the consolidated statements of operations and comprehensive loss. As of September 30, 2024 and 2023, no accrued interest or penalties are recorded on the consolidated balance sheets, and the Company has not recorded any related expenses. The Company does not expect a significant change in its uncertain tax positions within the next twelve months.

The Company files U.S. federal and various state income tax returns. As of September 30, 2024, the U.S. federal and state tax returns are open to examination for calendar years 2021 through 2023.

The Tax Cuts and Jobs Act (“TCJA”) requires that taxpayers capitalize expenditures that qualify as Section 174 costs and recover them over five years for domestic expenditures, and fifteen years for expenditures attributed for foreign research. As of September 30, 2024, the Company has capitalized $13,537 of costs under this provision.